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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ] Amendment Number: ---------

 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Davis-Rea Ltd.
Address:  95 St. Clair Avenue West, Suite 1400
          Toronto, ON  M4V 1N6
          CANADA

Form 13F File Number:  28- 13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     P. Zachary Curry
Title:    Chief Operating Officer, Portfolio Manager
Phone:    416-961-2494

Signature, Place, and Date of Signing:

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
/s/ P. Zachary Curry      Toronto, Ontario      July 25, 2011
--------------------      ----------------      -------------
[Signature]                [City, State]           [Date]

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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     46
Form 13F Information Table Value Total:     166,049
                                            (thousands)

List  of  Other  Included  Managers:  none

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                           FORM 13F INFORMATION TABLE
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
      COLUMN 1                   COLUMN 2          COLUMN 3     COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                  VALUE     SHRS OR  SH/  PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS        CUSIP       (x $1000)   PRN AMT  PRN  CALL DISCRETION   MANAGER SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES           COM                 002824 10 0        334       6340  SH           SOLE      NONE     6340
ALLIED NEVADA GOLD            COM                 019344 10 0        229       6500  SH           SOLE      NONE     6500
BCE LTD                       COM NEW             05534B 76 0       9646     242478  SH           SOLE      NONE   242478
BANK OF MONTREAL              COM                 063671 10 1       5644      88642  SH           SOLE      NONE    88642
BANK OF NOVA SCOTIA           COM                 064149 10 7      10231     168149  SH           SOLE      NONE   168149
BARRICK GOLD                  COM                 067901 10 8       6380     140390  SH           SOLE      NONE   140390
BAXTER INT'L                  COM                 071813 10 9        346       5793  SH           SOLE      NONE     5793
BHP BILLITON -ADR-            SPONSORED ADR       05545E 20 9       6968      73632  SH           SOLE      NONE    73632
BROOKFIELD ASSET MGT-A LV     CL A LTD VT SH      112585 10 4       4944     148455  SH           SOLE      NONE   148455
CANADIAN PACIFIC RAILWAY      COM                 13645T 10 0        238       3785  SH           SOLE      NONE     3785
CDN NATURAL RESOURCES         COM                 136385 10 1       1318      31333  SH           SOLE      NONE    31333
CENOVUS ENERGY                COM                 15135U 10 9       8349     221018  SH           SOLE      NONE   221018
CDN IMPERIAL BK OF COMMERCE   COM                 136069 10 1       1150      14371  SH           SOLE      NONE    14371
COTT CORP                     COM                 22163N 10 6        484      57611  SH           SOLE      NONE    57611
DANAHER CORP                  COM                 235851 10 2       4896      92388  SH           SOLE      NONE    92388
DELCATH SYSTEMS INC.          COM                 24661P 10 4         77      15000  SH           SOLE      NONE    15000
EMC CORP                      COM                 268648 10 2        268       9718  SH           SOLE      NONE     9718
ENBRIDGE                      COM                 29250N 10 5      20745     637371  SH           SOLE      NONE   637371
ENDEAVOUR SILVER              COM                 29258Y 10 3        173      20500  SH           SOLE      NONE    20500
EXXON MOBIL                   COM                 30231G 10 2       5882      72275  SH           SOLE      NONE    72275
FEMALE HEALTH                 COM                 314462 10 2         50      10000  SH           SOLE      NONE    10000
FIRST MAJESTIC SILVER         COM                 32076V 10 3        185      10000  SH           SOLE      NONE    10000
GOLDCORP INC                  COM                 380956 40 9        442       9120  SH           SOLE      NONE     9120
GREAT PANTHER SILVER          COM                 391115V 10 1       198      59000  SH           SOLE      NONE    59000
IMPERIAL OIL                  COM NEW             453038 40 8      16985     363427  SH           SOLE      NONE   363427
INTL BUSINESS MACHINES        COM                 459200 10 1        561       3272  SH           SOLE      NONE     3272
ISHARES TR INDEX              MSCI EAFE IDX       464287 46 5        358       5952  SH           SOLE      NONE     5952
ISHARES TR INDEX              MSCI EMERG MKT      464287 23 4        414       8700  SH           SOLE      NONE     8700
JAMBA INC                     COM                 47023A 10 1        107      50000  SH           SOLE      NONE    50000
JOHNSON & JOHNSON             COM                 478160 10 4        315       4740  SH           SOLE      NONE     4740
MANULIFE FINANCIAL            COM                 56501R 10 6       2469     139303  SH           SOLE      NONE   139303
MICROSOFT                     COM                 594918 10 4        660      25400  SH           SOLE      NONE    25400
ORACLE                        COM                 68389X 10 5       3779     114828  SH           SOLE      NONE   114828
PEPSICO                       COM                 713448 10 8       1148      16305  SH           SOLE      NONE    16305
POWERSHARES ETF TRUST         GOLDEN DRAGON  USX  73935X 40 1        593      22580  SH           SOLE      NONE    22580
PROCTER & GAMBLE              COM                 742718 10 9        685      10780  SH           SOLE      NONE    10780
RESEARCH IN MOTION            COM                 760975 10 2        215       7420  SH           SOLE      NONE     7420
ROYAL BK CDA                  COM                 780087 10 2      15869     277345  SH           SOLE      NONE   277345
SILVER WHEATON                COM                 828336 10 7        211       6400  SH           SOLE      NONE     6400
SUN LIFE FINANCIAL            COM                 866896 10 5      10013     332121  SH           SOLE      NONE   332121
SUNCOR ENERGY INC             COM                 867224 10 7       4788     122051  SH           SOLE      NONE   122051
TECK RESOURCES                CL B                878742 20 4        289       5655  SH           SOLE      NONE     5655
THOMPSON CREEK METALS         COM                 884768 10 2        200      20000  SH           SOLE      NONE    20000
3M COMPANY                    COM NEW             88579Y 10 1        237       2500  SH           SOLE      NONE     2500
TORONTO DOMINION BANK         COM NEW             891160 50 9      16712     196896  SH           SOLE      NONE   196896
YAMANA GOLD                   COM                 98462Y 10 0        264      22600  SH           SOLE      NONE    22600
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